Finance Cost, Net (Tables)	12 Months Ended
Dec. 31, 2022
Finance Cost Net [Abstract]
Disclosure of finance income (cost)	Finance Cost, net
The following table shows the breakdown of finance income and costs:

	2022 $000s	2021 $000s	2020 $000s
For the years ended December 31,
Finance income
Interest income from financial assets	5,799	214	1,183
Total finance income	5,799	214	1,183
Finance costs
Contractual interest expense on notes payable	(212)	(1,031)	(96)
Interest expense on other borrowings	(1,759)	(1,502)	(496)
Interest expense on lease liability	(1,982)	(2,181)	(2,354)
Gain/(loss) on foreign currency exchange	14	(56)	—
Total finance cost – contractual	(3,939)	(4,771)	(2,946)
Gain/(loss) from change in fair value of warrant liability	6,740	1,419	(117)
Gain/(loss) from change in fair value of preferred shares	130,825	8,362	(4,234)
Gain/(loss) from change in fair value of convertible debt	(502)	(175)	—
Total finance income/(costs) – fair value accounting	137,063	9,606	(4,351)
Finance income/(costs), net	138,924	5,050	(6,115)